Loans Payable (Narrative) (Details)	May 10, 2021 USD ($)	May 31, 2018 NOK (kr)	May 31, 2018 USD ($)
Norway Acquisition [Member]
Disclosure of detailed information about borrowings [line items]
Term loans payable	$ 3,326,867	kr 20,915,000	$ 2,559,599